Impairment Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011 item
Impairment Loss
Impairment loss	$ 19,004	$ 129,630
Number of vessels sold	7		0
Vessel
Impairment Loss
Impairment loss		129,630	0
Number of vessels on which impairment loss is recorded		13
ZIM
Impairment Loss
Number of vessels whose charterparties were revised	6
Unsecured notes maturity term	9 years
Impairment loss	19,004
Receivable	$ 25,765	$ 33,899